CONSOLIDATED STATEMENT OF CASH FLOWS - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOW FROM OPERATIONS
Net income for the year	R$ 7,119	R$ 5,767	R$ 4,094
Adjustments to reconcile net income to net cash flows:
Income tax expenses	2,239	1,084	26
Depreciation and amortization	1,376	1,274	1,182
Loss on write-off of net residual value of unrecoverable concession financial assets, concessional contract asset, PP&E and Intangible assets	83	97	74
Fair value adjustment of financial assets			172
Write off related to contractual securities	11	(8)	1
Bargain purchase			(5)
Impairment loss of equity investments	46
Discount and premium on repurchase of debt securities			47
Share of profit of equity-accounted investees and joint ventures, net of tax	(224)	(432)	(843)
Remeasuring of concession financial and concession contract assets	(1,206)	(1,246)	(1,245)
Periodic Tariff Review adjustments	(1,676)
Interest and monetary variation	428	676	493
Exchange variation on loans	464	(277)	(338)
Reimbursement of PIS/Pasep and Cofins over ICMS credits to customers – Realization	(513)	(1,909)	(2,360)
Reversal of amounts to be refunded to consumers	(411)
Gains arising from the sale of PP&E	(43)
Gain on sale of non-current assets held for sale	(1,617)	(319)	(52)
Transaction costs	20	14	7
Expected credit losses	175	175	109
Provisions for contingencies	(90)	360	342
Other provisions		59	(18)
Net gain on derivative instruments at fair value through profit or loss	(147)	177	438
CVA (Parcel A items Compensation) Account and Other financial components in tariff adjustments	(423)	213	1,147
Post-employment obligations	488	611	666
Other	(95)	(46)	130
Total	6,004	6,270	4,067
(Increase) decrease in assets
Receivables from customers, traders and concession holders	(553)	(839)	(440)
CVA and Other financial components in tariff adjustments			191
Recoverable taxes	275	175	2,490
Income tax and social contribution tax credits	110	6	149
Escrow deposits	116	45	31
Dividends received from investees	350	592	708
Contractual assets and concession financial assets	852	905	620
Other	(194)	154	87
Total (increase) / decrease in assets	956	1,038	3,836
Increase (decrease) in liabilities
Suppliers	(65)	185	149
Taxes payable	180	778	408
Income tax and social contribution tax payable			50
Payroll and related charges	(21)	(21)	35
Regulatory charges	(62)	2	(240)
Post-employment obligations	(439)	(535)	(482)
Pis/Pasep and Cofins over ICMS credits to customers	509	249	219
Other	(255)	(40)	(200)
Total increase (decrease) in liabilities	(153)	618	(61)
Cash generated by operating activities	6,807	7,926	7,842
Interest received	351	328	291
Interest paid on loans, financing and debentures	(956)	(1,026)	(1,010)
Interest paid on lease contracts	(6)	(5)	(4)
Income tax and social contribution tax paid	(1,136)	(601)	(704)
Cash inflows from settlement of derivatives instruments	436	24	129
NET CASH FLOWS FROM OPERATING ACTIVITIES	5,496	6,646	6,544
INVESTING ACTIVITIES
Investments in marketable securities	(16,631)	(11,238)	(14,152)
Redemptions in marketable securities	16,924	12,360	14,420
Restricted cash	(205)
Acquisition of equity investees	(1)	(37)	(52)
Arising from the sale of equity interest, net of costs of sales	2,737	669	52
Sale of PP&E	101
Reduction of share capital in investee	57
Settlement of put option		(780)
Acquisition of property, plant and equipment	(671)	(1,076)	(173)
Acquisition of intangible assets	(248)	(188)	(119)
Contract assets – distribution of gas and energy infrastructure	(4,439)	(3,679)	(3,112)
NET CASH USED IN INVESTING ACTIVITIES	(2,376)	(3,969)	(3,136)
FINANCING ACTIVITIES
Proceeds from loans and debentures	4,582	1,988	1,981
Interest on capital and dividends paid	(4,294)	(1,823)	(2,094)
Payment of loans and debentures	(2,975)	(2,679)	(2,613)
Leasing liabilities paid	(72)	(67)	(66)
NET CASH FLOWS USED IN FINANCING ACTIVITIES	(2,759)	(2,581)	(2,792)
NET INCREASE IN CASH AND CASH EQUIVALENTS FOR THE YEAR	361	96	616
Cash and cash equivalents at the beginning of the year	1,537	1,441	825
Cash and cash equivalents at the end of the year	R$ 1,898	R$ 1,537	R$ 1,441